DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Feb. 13, 2019	Dec. 03, 2018
Discontinued Operations and Disposal Groups [Abstract]
Sales price			$ 25,150,000
Loss upon sale of membership interests			1,628,124
Interest expense and amortization of debt discounts and loan origination fees	$ 4,797,506	$ 2,308,388	13,329,130	$ 7,507,064
Goodwill	$ 32,900,458		$ 32,900,458		$ 32,900,458	$ 14,860,708	$ 16,912,951
Gross proceeds from operations					$ 25,500,000